AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 2018

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒
(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 5, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 5, 2018 as the new effective date for Post-Effective Amendment No. 1 to the Trust’s Registration Statement, which was filed on April 6, 2018 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco Emerging Markets Debt Quality ETF, Invesco Emerging Markets Debt Value ETF, Invesco High Yield Bond Quality ETF, Invesco High Yield Bond Value ETF, Invesco Investment Grade Quality ETF, Invesco Investment Grade Value ETF, Invesco Multi-Factor Core Bond ETF and Invesco Multi-Factor Core Plus Bond ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 1 to the Trust’s Registration Statement, which was filed on April 6, 2018 and Part C of Post-Effective Amendment No. 6 to the Trust’s Registration Statement, which was filed on June 5, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 15th day of June, 2018.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	June 15, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	June 15, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	June 15, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	June 15, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	June 15, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	June 15, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	June 15, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	June 15, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	June 15, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	June 15, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	June 15, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		June 15, 2018
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with the Trust’s Initial Registration Statement and incorporated by reference herein.

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